Distribution of Profit	12 Months Ended
Dec. 31, 2023
Distribution of Profit [Abstract]
DISTRIBUTION OF PROFIT
17	DISTRIBUTION OF PROFIT

(a)	Distribution to the Parent

On January, 2021, the Parent entered into several agreements with the Group, pursuant to which the Group agreed to make distribution to the Parent of RMB18,424, to offset historical aggregated amounts due from the Parent. The distribution was made not in cash, but as offsets in January 2021 and was accounted for a distribution to the Parent within equity.

On June, 2021, the Group acquired all of the equity interests in Kunming Chenggong Times Giant Tutorial School Co., Ltd., Wenshan Century Times Giant Training School Co., Ltd., and Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd. (collectively known as “Yunnan Times Giant”), the acquisition was made to a related party of the Company (same control in nature), therefore the amount of RMB32,989 is recorded as net income of the same controlled entity.

(b)	Reserves

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and consolidated VIEs in the PRC must take appropriations from after-tax profit to non-distributive funds.

These reserves include general reserve and the development reserve.

The general reserve requires annual appropriation 10% of after-tax profits as determined under PRC GAAP at each year-end until the balance reaches 50% of the PRC Company’s registered capital. The other reserve is set aside at the company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve as of December 31, 2022 and 2023 were RMB5,491 and RMB4,532 respectively.

Each of the schools is required to appropriate 25%, if any, of its after-tax profits as determined under PRC GAAP to a non-distributable education development reserve for the construction or maintenance of the school or procurement or upgrading of educational equipment. In accordance with the 2004 Implementing Rules, this reserve can only be used for school construction, maintenance and upgrade of education equipment. The development reserve is restricted net assets of the schools which are un-distributable to the Company in the form of dividends or loans. The education development reserve as of December 31, 2022 and 2023 were RMB46,892 and RMB48,875, respectively.

(c)	Declared dividends

Pursuant to a board meeting dated September 30, 2022, the Company declared a dividend of US$1,240 (approximately RMB8,564) to the shareholders in Note 22. As December 31, 2022, RMB6,432 has been paid. The remaining dividend will be paid in October 2024.